Prepayments, Deposits and Other Assets, Net	6 Months Ended
Jun. 30, 2023
Prepayments, Deposits and Other Assets, Net [Abstract]
Prepayments, deposits and other assets, net

Note 5 — Prepayments, deposits and other assets, net

Prepayments, deposits and other assets, net consisted of the following:

	June 30, 2023	December 31, 2022

Security deposits (1)	$335,110	$216,446
Advances to suppliers	1,112,161	564,810
Advances to employees	112,046	141,249
Prepaid expense	830,247	976,788
Prepayment for potential acquisition (2)	15,906,187	-
Others	10,384	139,976
	18,306,135	2,039,269
Less: Long term portion	(16,248,181)	(226,544)
Allowance for doubtful accounts -advances to suppliers	(350,813)	(364,973)
Prepayments, deposits and other assets – current portion	$1,707,141	$1,447,752

(1)	Security deposits mainly represent contract fulfillment deposits required by customer for specific projects, rent deposits and etc.

(2)	On March 24, 2023, the Company entered into an equity transfer agreement with a shareholder of DTI Group Limited (“DTI”), pursuant to which the Company agreed to prepay 167,592,318 (split-adjusted 698,301shares, equivalent to $15,906,187) to purchase 32% equity of DTI.

Movement of allowance for doubtful accounts is as follows:

	Six Months Ended June 30, 2023	Year Ended December 31, 2022

Beginning balance	$313,844	$313,844
Provision for doubtful accounts	-	75,000
Foreign currency translation adjustments	36,969	(23,871)
Ending balance	$350,813	$364,973